November 5, 2018

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Intermediate Bond Fund of America

File Nos. 033-19514 and 811-05446

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 31, 2018 of Registrant’s Post-Effective Amendment No. 56 under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka